Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
April 30, 2024
T19-NPRT3-0624
1.9880054.107
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	228,450	3,858,521
Verizon Communications, Inc.	109,822	4,336,871
		8,195,392
Entertainment - 1.6%
Electronic Arts, Inc.	22,303	2,828,466
TKO Group Holdings, Inc.	32,277	3,055,664
Warner Music Group Corp. Class A	74,373	2,454,309
		8,338,439
Media - 4.3%
Comcast Corp. Class A	101,975	3,886,267
Fox Corp. Class A	87,528	2,714,243
Interpublic Group of Companies, Inc.	85,686	2,608,282
News Corp. Class A	114,694	2,729,717
Nexstar Media Group, Inc. Class A	15,508	2,482,210
Omnicom Group, Inc.	32,295	2,998,268
Paramount Global Class B (a)	189,730	2,161,025
The New York Times Co. Class A	56,994	2,452,452
		22,032,464
TOTAL COMMUNICATION SERVICES		38,566,295
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 2.9%
Bayerische Motoren Werke AG (BMW)	30,381	3,328,076
Ford Motor Co.	306,984	3,729,856
General Motors Co.	97,159	4,326,490
Mercedes-Benz Group AG (Germany)	46,735	3,544,971
		14,929,393
Hotels, Restaurants & Leisure - 2.6%
Marriott International, Inc. Class A	15,810	3,733,215
McDonald's Corp.	18,676	5,099,295
Starbucks Corp.	46,736	4,135,669
		12,968,179
Specialty Retail - 3.7%
Best Buy Co., Inc.	44,554	3,280,957
Lowe's Companies, Inc.	20,832	4,749,488
The Home Depot, Inc.	19,845	6,632,596
TJX Companies, Inc.	45,450	4,276,391
		18,939,432
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	44,809	4,134,078
TOTAL CONSUMER DISCRETIONARY		50,971,082
CONSUMER STAPLES - 5.7%
Beverages - 1.9%
PepsiCo, Inc.	27,752	4,881,854
The Coca-Cola Co.	78,354	4,839,927
		9,721,781
Consumer Staples Distribution & Retail - 0.3%
Walgreens Boots Alliance, Inc.	101,333	1,796,634
Household Products - 1.3%
Procter & Gamble Co.	39,527	6,450,806
Tobacco - 2.2%
Altria Group, Inc.	71,503	3,132,546
British American Tobacco PLC (United Kingdom)	73,229	2,155,719
Imperial Brands PLC	91,129	2,086,450
Philip Morris International, Inc.	40,338	3,829,690
		11,204,405
TOTAL CONSUMER STAPLES		29,173,626
ENERGY - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	26,334	4,246,884
Civitas Resources, Inc.	17,416	1,253,255
ConocoPhillips Co.	22,409	2,815,019
Devon Energy Corp.	32,007	1,638,118
EOG Resources, Inc.	15,675	2,071,138
Exxon Mobil Corp.	54,174	6,407,159
Pioneer Natural Resources Co.	7,129	1,919,982
Targa Resources Corp.	14,584	1,663,451
		22,015,006
FINANCIALS - 13.7%
Banks - 7.9%
Bank of America Corp.	177,668	6,575,493
Citigroup, Inc.	82,104	5,035,438
JPMorgan Chase & Co.	51,455	9,865,982
PNC Financial Services Group, Inc.	27,923	4,279,479
Truist Financial Corp.	108,475	4,073,236
U.S. Bancorp	100,851	4,097,576
Wells Fargo & Co.	110,152	6,534,217
		40,461,421
Capital Markets - 4.2%
Blackstone, Inc.	35,354	4,122,630
CME Group, Inc.	20,596	4,317,745
Goldman Sachs Group, Inc.	12,506	5,336,435
Morgan Stanley	53,325	4,844,043
Schroders PLC	670,691	2,962,835
		21,583,688
Financial Services - 1.6%
Visa, Inc. Class A	29,866	8,022,306
TOTAL FINANCIALS		70,067,415
HEALTH CARE - 12.0%
Biotechnology - 1.4%
AbbVie, Inc.	43,570	7,086,225
Health Care Providers & Services - 2.6%
CVS Health Corp.	68,940	4,667,927
UnitedHealth Group, Inc.	18,149	8,778,671
		13,446,598
Pharmaceuticals - 8.0%
Bayer AG	132,388	3,871,553
Bristol-Myers Squibb Co.	105,626	4,641,206
Eli Lilly & Co.	14,894	11,633,703
Johnson & Johnson	52,026	7,522,439
Merck & Co., Inc.	59,897	7,739,890
Pfizer, Inc.	210,528	5,393,727
		40,802,518
TOTAL HEALTH CARE		61,335,341
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.7%
General Electric Co.	32,378	5,239,408
Lockheed Martin Corp.	8,865	4,121,604
RTX Corp.	45,803	4,649,921
		14,010,933
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	27,366	4,035,938
Electrical Equipment - 0.3%
GE Vernova LLC	8,095	1,244,282
Ground Transportation - 0.8%
Union Pacific Corp.	17,790	4,219,076
Industrial Conglomerates - 1.3%
CK Hutchison Holdings Ltd.	535,700	2,619,870
Honeywell International, Inc.	21,259	4,097,247
		6,717,117
Machinery - 2.4%
Caterpillar, Inc.	14,593	4,882,380
Deere & Co.	9,970	3,902,358
PACCAR, Inc.	32,858	3,486,562
		12,271,300
Marine Transportation - 1.4%
A.P. Moller - Maersk A/S Series B	1,531	2,236,575
Mitsui OSK Lines Ltd.	76,200	2,416,281
Nippon Yusen KK	79,600	2,259,039
		6,911,895
Transportation Infrastructure - 0.0%
Svitzer A/S	3,062	103,093
TOTAL INDUSTRIALS		49,513,634
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	149,880	7,041,362
Telefonaktiebolaget LM Ericsson (B Shares)	968,972	4,963,202
		12,004,564
IT Services - 1.2%
IBM Corp.	38,326	6,369,781
Semiconductors & Semiconductor Equipment - 9.8%
Broadcom, Inc.	9,229	12,000,192
NVIDIA Corp.	35,512	30,683,078
Texas Instruments, Inc.	43,094	7,602,643
		50,285,913
Software - 7.2%
Microsoft Corp.	94,697	36,868,385
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	188,811	32,160,178
Dell Technologies, Inc.	64,457	8,033,920
HP, Inc.	192,321	5,402,297
		45,596,395
TOTAL INFORMATION TECHNOLOGY		151,125,038
MATERIALS - 2.6%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	5,284	1,248,821
Dow, Inc.	21,494	1,223,009
International Flavors & Fragrances, Inc.	11,791	998,108
Linde PLC	7,131	3,144,486
LyondellBasell Industries NV Class A	10,621	1,061,781
The Mosaic Co.	27,512	863,602
		8,539,807
Containers & Packaging - 0.3%
Amcor PLC	93,932	839,752
International Paper Co.	25,294	883,772
		1,723,524
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	34,124	1,704,153
Newmont Corp.	33,391	1,357,010
		3,061,163
TOTAL MATERIALS		13,324,494
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Crown Castle, Inc.	14,150	1,326,987
Gaming & Leisure Properties	25,377	1,084,359
Omega Healthcare Investors, Inc.	38,002	1,155,641
Prologis, Inc.	18,136	1,850,779
Public Storage	5,379	1,395,582
Simon Property Group, Inc.	11,061	1,554,402
VICI Properties, Inc.	44,928	1,282,694
Weyerhaeuser Co.	39,178	1,182,000
WP Carey, Inc.	19,024	1,043,276
		11,875,720
UTILITIES - 2.3%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	16,903	1,454,165
Duke Energy Corp.	17,534	1,722,891
Edison International	17,197	1,222,019
Exelon Corp.	36,253	1,362,388
NextEra Energy, Inc.	37,371	2,502,736
Southern Co.	24,556	1,804,866
		10,069,065
Multi-Utilities - 0.3%
Dominion Energy, Inc.	28,188	1,437,024
TOTAL UTILITIES		11,506,089
TOTAL COMMON STOCKS (Cost $453,447,106)		509,473,740

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	888,110	888,287
Fidelity Securities Lending Cash Central Fund 5.39% (b)(c)	2,323,518	2,323,750
TOTAL MONEY MARKET FUNDS (Cost $3,212,043)		3,212,037

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $456,659,149)	512,685,777
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(1,200,167)
NET ASSETS - 100.0%	511,485,610

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Jun 2024	2,026,800	(60,134)	(60,134)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Investment made with cash collateral received from securities on loan.
(d)	Includes $82,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,062,133	22,634,817	23,808,652	59,016	(5)	(6)	888,287	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,087,575	46,153,441	49,917,266	16,701	-	-	2,323,750	0.0%
Total	8,149,708	68,788,258	73,725,918	75,717	(5)	(6)	3,212,037

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.